UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                     Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: June 30,2005
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID  83702
     13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,              Place,                   and Date of Signing:
Roderick MacKinnon      Boise, Idaho             April 28, 2005

Report Type (Check only one.):      [x]    13F Holding Report
                                    [ ]    13F Notice
                                    [ ]    13F Combination Report
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     82
Form 13F Information Table Value Total:     417229
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              604059105      260  3600.00 SH       SOLE                  3600.00
Abbott Laboratories            COM              002824100     4626 94392.00 SH       SOLE                 94392.00
Alliance Data Sys Corp         COM              018581108     6165 152000.00SH       SOLE                152000.00
Ametek Inc                     COM              031100100     9419 225075.00SH       SOLE                225075.00
Amgen Inc                      COM              031162100      224  3707.00 SH       SOLE                  3707.00
Amphenol Corp Cl A             COM              032095101     1297 32300.00 SH       SOLE                 32300.00
AptarGroup Inc                 COM              038336103    14597 287350.00SH       SOLE                287350.00
Arrow Electronics, Inc         COM              042735100     4128 152000.00SH       SOLE                152000.00
BISYS Group Inc                COM              055472104     3207 214650.00SH       SOLE                214650.00
BP PLC - Sponsored ADR         COM              055622104      520  8330.00 SH       SOLE                  8330.00
Baldor Electric                COM              057741100     6114 251417.00SH       SOLE                251417.00
Bank of America Corp           COM              060505104      507 11118.00 SH       SOLE                 11118.00
Beckman Coulter Inc            COM              075811109     9178 144375.00SH       SOLE                144375.00
Bed Bath & Beyond Inc          COM              075896100     4863 116400.00SH       SOLE                116400.00
Biomet, Inc                    COM              090613100     7035 203161.00SH       SOLE                203161.00
C R Bard                       COM              067383109    13929 209425.00SH       SOLE                209425.00
C.H. Robinson Wrldwd           COM              12541w100     8657 148750.00SH       SOLE                148750.00
CDW Corporation                COM              12512N105     4940 86750.00 SH       SOLE                 86750.00
Certegy                        COM              156880106     7610 199112.00SH       SOLE                199112.00
Charles River Labs             COM              159864107     3438 71250.00 SH       SOLE                 71250.00
Chevron Texaco Corp            COM              166764100     1480 26466.00 SH       SOLE                 26466.00
Cintas Corp                    COM              172908105     6264 162275.00SH       SOLE                162275.00
Cisco Systems Inc              COM              17275R102      220 11506.00 SH       SOLE                 11506.00
Citigroup Inc                  COM              172967101      425  9201.00 SH       SOLE                  9201.00
Comcast Corp Cl A SPL          COM              20030N200      210  7000.00 SH       SOLE                  7000.00
Compass Bancshares Inc         COM              20449H109     8644 192100.00SH       SOLE                192100.00
Costco Wholesale Corp          COM              22160K105     1291 28872.00 SH       SOLE                 28872.00
Danaher Corp                   COM              235851102    17679 337779.00SH       SOLE                337779.00
Donaldson Co                   COM              257651109    17493 576766.00SH       SOLE                576766.00
E.W. Scripps Co Cl A           COM              811054204     2869 58800.00 SH       SOLE                 58800.00
Edwards Lifesciences           COM              28176E108     4606 107060.00SH       SOLE                107060.00
Equifax Inc                    COM              294429105     8245 230900.00SH       SOLE                230900.00
Expeditors International       COM              302130109     1559 31300.00 SH       SOLE                 31300.00
Exxon Mobil Corp               COM              30231G102     2631 45777.00 SH       SOLE                 45777.00
Fastenal Co.                   COM              311900104     4563 74500.00 SH       SOLE                 74500.00
Fifth Third Bancorp            COM              316773100     1491 36227.00 SH       SOLE                 36227.00
First Data Corp                COM              319963104    16753 417358.00SH       SOLE                417358.00
Fiserv, Inc                    COM              337738108    17524 408590.00SH       SOLE                408590.00
General Electric Co            COM              369604103     4484 129405.00SH       SOLE                129405.00
Genlyte Group Inc              COM              372302109     2198 45100.00 SH       SOLE                 45100.00
Global Payments Inc.           COM              37940X102     5765 85025.00 SH       SOLE                 85025.00
Henry Schein Inc               COM              806407102     3899 93900.00 SH       SOLE                 93900.00
Hospira Inc                    COM              441060100     7193 184448.00SH       SOLE                184448.00
ITT Industries                 COM              450911102     9216 94400.00 SH       SOLE                 94400.00
Idex Corp                      COM              45167R104    15442 399953.00SH       SOLE                399953.00
Int'l Business Machines        COM              459200101      958 12908.00 SH       SOLE                 12908.00
Intel Corp                     COM              458140100      362 13915.85 SH       SOLE                 13915.85
J P Morgan Chase & Co          COM              46625H100      289  8184.00 SH       SOLE                  8184.00
Johnson & Johnson              COM              478160104      863 13279.00 SH       SOLE                 13279.00
Landstar System Inc            COM              515098101     2632 87220.00 SH       SOLE                 87220.00
M & T Bank Corp                COM              55261F104     2887 27450.00 SH       SOLE                 27450.00
MSC Industrial Direct Co Cl A  COM              553530106     5632 166875.00SH       SOLE                166875.00
Marshall & Ilsley Corp         COM              571834100     7164 161175.00SH       SOLE                161175.00
Micron Technology              COM              595112103      112 10968.00 SH       SOLE                 10968.00
Microsoft Corp                 COM              594918104      286 11509.00 SH       SOLE                 11509.00
National City Corp             COM              635405103     5229 153250.00SH       SOLE                153250.00
New York Community Bancorp     COM              649445103      251 13833.00 SH       SOLE                 13833.00
North Fork Bancorp             COM              659424105    17805 633860.00SH       SOLE                633860.00
Pactiv Corp                    COM              695257105     4957 229700.00SH       SOLE                229700.00
Patterson Companies Inc        COM              703395103     7770 172400.00SH       SOLE                172400.00
Pentair Inc                    COM              709631105     5917 138225.00SH       SOLE                138225.00
Pepsico Inc                    COM              713448108      210  3900.00 SH       SOLE                  3900.00
Pfizer Inc                     COM              717081103      470 17027.00 SH       SOLE                 17027.00
Quest Diagnostics Inc          COM              74834L100    12292 230750.00SH       SOLE                230750.00
Robert Half Int'l Inc          COM              770323103     3217 128850.00SH       SOLE                128850.00
Rockwell Collins Inc           COM              774341101     2539 53250.00 SH       SOLE                 53250.00
Royal Dutch Petroleum Class A  COM              780257804      392  6040.00 SH       SOLE                  6040.00
Sealed Air Corp                COM              81211K100     6713 134826.00SH       SOLE                134826.00
Teleflex Inc                   COM              879369106    13692 230627.00SH       SOLE                230627.00
Texas Instruments              COM              882508104      244  8700.00 SH       SOLE                  8700.00
U.S. Bancorp                   COM              902973304     8698 297866.86SH       SOLE                297866.86
UCBH Holdings Inc.             COM              90262T308     2546 156750.00SH       SOLE                156750.00
Viacom Inc Cl B                COM              925524308      811 25332.00 SH       SOLE                 25332.00
Washington Mutual Inc          COM              939322103      428 10507.00 SH       SOLE                 10507.00
Waters Corp                    COM              941848103     4587 123400.00SH       SOLE                123400.00
Wells Fargo & Co.              COM              949746101     2631 42725.00 SH       SOLE                 42725.00
Westamerica Bancorp            COM              957090103     4914 93050.00 SH       SOLE                 93050.00
Zions Bancorporation           COM              989701107    15360 208890.00SH       SOLE                208890.00
Franklin Templeton, Oregon Tax COM              354723785      257 21352.5820SH      SOLE               21352.5820
Lord Abbett Affiliated Fund Cl COM              544001100      460 32274.7980SH      SOLE               32274.7980
MFS Charter Income Trust       COM              552727109       88 10000.0000SH      SOLE               10000.0000
Vanguard 500 Index Fund        COM              922908108      703 6399.0610SH       SOLE                6399.0610
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